Related party transactions - Disclosure of key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Wages and benefits	$ 907,288	$ 505,026	$ 641,338
Consulting fees	397,500	628,264	529,529
Directors compensation	228,387	130,000	70,000
Share-based compensation	126,314	167,027	860,400
Total	$ 1,659,489	$ 1,430,317	$ 2,101,267